Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investments

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments	54,844	60,891
Equity securities with readily determinable fair values	—	12,622
Total	54,844	73,513